Variable interest entities (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Financial information of local ownership VIEs

As such, the financial information reflected on the consolidated balance sheets and statements of operations for all local ownership VIEs has been presented in the aggregate below, including intercompany amounts with other consolidated entities:

	July 31, 2012	April 30, 2012
Cash and cash equivalents	$28,036	$30,372
Receivables, net of allowance	99,757	86,623
Other current assets	32,073	28,423
Goodwill	71,893	72,269
Other long-term assets	83,170	84,127

Total assets	$314,929	$301,814

Payables and accruals	$262,036	$231,191
Other current liabilities	24,314	40,455
Accrued pension obligations	50,283	55,365
Other long-term liabilities	56,615	58,183

Total liabilities	$393,248	$385,194

	Three months ended
	July 31, 2012	July 31, 2011
Revenue	$260,749	$267,497
Net earnings	4,318	17,277

As such, the financial information reflected on the consolidated balance sheets and statements of operations for all local ownership VIEs has been presented in the aggregate below, including intercompany amounts with other consolidated entities:

	2012	2011

Cash	$30,372	$57,652
Accounts receivable	86,623	40,256
Other current assets	28,423	38,116
Goodwill	72,269	72,619
Other long-term assets	84,127	44,727

Total assets	$301,814	$253,370

Accounts payable	$231,191	$155,882
Other current liabilities	40,455	50,170
Pension liability	55,365	49,024
Other long-term liabilities	58,183	48,972

Total liabilities	$385,194	$304,048

Revenue	$993,959	$1,038,216
Net earnings (loss)	(3,589)	5,650

Assets and Associated Liabilities Related to the Company's Secured Debt Arrangements

The following table shows the assets and the associated liabilities related to the Company’s secured debt arrangements that are included in the consolidated financial statements:

	July 31, 2012	April 30, 2012
Restricted cash	$6,665	$14,882
Transferred receivables	67,126	66,177
Current facility secured by accounts receivable	52,763	45,566

The following table shows the assets and the associated liabilities related to the Company’s secured debt arrangements that are included in the consolidated financial statements:

	2012	2011

Restricted cash	$14,882	$3,399
Transferred receivables	66,177	25,274
Current facility secured by accounts receivable	45,566	21,571

Operating Leases
Summary of amounts recorded in balance sheet

The following table summarizes the amounts recorded in respect of the operating leases with VIE lessors:

	April 30, 2012		April 30, 2011
	Carrying amounts	Maximum exposure to loss	Carrying amounts	Maximum exposure to loss

Funded residual value guarantees and receivables (included in Other assets)	$—	$—	$2,386	$2,386
Embedded equity	—	—	1,752	1,752
Accrued liabilities	—	n/a	330	n/a

Capital Leases
Summary of amounts recorded in balance sheet

The following table summarizes the amounts recorded in respect of the capital leases with VIE lessors:

	April 30, 2012		April 30, 2011
	Carrying amounts	Maximum exposure to loss	Carrying amounts	Maximum exposure to loss

Assets under capital lease	$—	$—	$20,776	$20,776
Capital lease obligation	—	n/a	15,515	n/a

Thai Aviation Services
Summary of amounts recorded in balance sheet

The following table summarizes the amounts recorded for TAS in the consolidated balance sheet:

	July 31, 2012		April 30, 2012
	Carrying amounts	Maximum exposure to loss	Carrying amounts	Maximum exposure to loss
Receivables, net of allowances	$2,543	$2,543	$2,408	$2,408
Equity method investment	16,229	16,229	15,548	15,548

The following table summarizes the amounts recorded for TAS in the consolidated balance sheet:

	April 30, 2012		April 30, 2011
	Carrying amounts	Maximum exposure to loss	Carrying amounts	Maximum exposure to loss

Accounts receivable	$2,408	$2,408	$2,107	$2,107
Equity method investment	15,548	15,548	14,250	14,250